Stock Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of Stock Based Compensation Expense

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the three months ended March 31, 2025 and 2024 as shown in the following table (in $000s):

	Three Months Ended
	March 31,
	2025	2024
General and administrative	$1,592	$149
Research and development	74	54
Stock-based compensation costs	$1,666	$203

Stock based compensation has been reported within expense line items on the consolidated statement of operations for the years ended 2024 and 2023 as shown in the following table (in thousands):

	Year Ended
	December 31,
	2024	2023
General and administrative	$498	$1,039
Research and development	94	434
Stock-based compensation costs	$592	$1,473

Schedule of Share Option Activity

A summary of the share option activity and related information is as follows:

			Weighted
		Weighted	Average
	Number of	Average	Remaining	Aggregate
	Options	Exercise	Contractual	Intrinsic
	Outstanding	Price Per Share	Term (Years)	Value ($000)
Options outstanding at December 31, 2024	494	$10,658.40	7.20	$—
Granted	24,818	$70.79	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(53)	$2,238.25	—	$—
Options outstanding at March 31, 2025	25,259	$276.67	9.76	$—

Unvested at March 31, 2025	21	$2,094.84	—	$—
Vested and exercisable at March 31, 2025	25,238	$275.17	9.77	$—

A summary of the share option activity and related information is as follows:

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Options	Price Per	Contractual	Intrinsic
	Outstanding	Share	Term (Years)	Value ($000)
Options outstanding at December 31, 2022	447	$21,049.14	8.34	$—
Granted	181	$2,117.94	—	$—
Exercised	—	$—	—	$—
Cancelled/forfeited	(33)	$79,737.60	—	$—
Options outstanding at December 31, 2023	595	$12,048.00	7.96	$—

Granted	52	$547.20	—	$—
Cancelled/forfeited	(153)	$12327.88	—	$—
Options outstanding at December 31, 2024	494	$10,658.14	7.20	$—

Unvested at December 31, 2024	74	$2,250.91	8.45	$—
Vested and exercisable at December 31, 2024	420	$12,141.75	6.99	$—

Schedule of Assumptions Used for Fair Value of the Stock Options Granted Using Black-Scholes Option-Pricing Model

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Three months ended	Three months ended
	March 31, 2025	March 31, 2024
Expected term (years)	5 - 10	6
Risk free interest rate	4.060% – 4.250%	3.995%
Volatility	100% – 107%	93%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$69.60	$424.80

The fair value of the stock options granted is calculated using the Black-Scholes option-pricing model as prescribed by ASC 718 using the following assumptions:

	Year ended	Year ended
	December 31, 2024	December 31, 2023
Expected term (years)	6	5 - 6
Risk free interest rate	3.995%	3.660% – 4.160%
Volatility	93%	89% – 92%
Expected dividend yield over expected term	0.00%	0.00%
Resulting weighted average grant date fair value	$424.80	$1,591.20

Schedule of Restricted Stock Units Activity

Summarized information for restricted stock units as of March 31, 2025 is as follows:

		Weighted	Weighted
		Average	Average
	Restricted	Grant Date	Remaining
	Stock Units	Value per share	Term
Restricted Stock Units outstanding at December 31, 2024	164	$2,882.40	8.30 years
Granted	0	$0
Cancelled/forfeited	(28)	$3,300.00
Restricted Stock Units outstanding at March 31, 2025	136	$2,795.37	8.09 years

Unvested at March 31, 2025	13	$3,240.00	7.82 years

Vested at March 31, 2025	123	$2,747.11	8.12 years

Summarized information for restricted stock units as of December 31, 2024 and 2023 is as follows:

			Weighted
			Average
	Restricted		Remaining
	Stock Units		Term
Restricted Stock Units outstanding at December 31, 2022	38	$6,768.00
Granted	107	$2,870.00
Cancelled/forfeited	(1)	$3,240.00
Restricted Stock Units outstanding at December 31, 2023	144	$3,902.40	8.96 years

Granted	52	$547.20	9.03 years
Cancelled/forfeited	(32)	$3,675.17
Restricted Stock Units outstanding at December 31, 2024	164	$2,881.62	8.30 years

Unvested at December 31, 2024	41	$3,280.09	8.06 years

Vested at December 31, 2024	123	$2,747.14	8.39 years